NATIXIS FUNDS

Supplement dated April 8, 2015 to the Prospectus, dated February 1, 2015, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles High Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles International Bond Fund	Loomis Sayles Strategic Income Fund

Effective immediately, the last sentence of the first paragraph within the section “Compensation to Securities Dealers” is hereby amended as follows:

Class A, Class B and Class C shares pay an annual service fee each of 0.25% of their respective average daily net assets.

Effective immediately, the second sentence of the second paragraph within the section “Compensation to Securities Dealers” is hereby amended as follows:

Admin Class shares may pay an administrative services fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to the Distributor and/or securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

Effective immediately, the following bulleted list within the section “How Fund Shares Are Priced” is hereby amended and restated as follows:

•	Equity securities (including closed-end investment companies and exchange-traded funds), exchange traded notes, rights, and warrants — last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In the event that a sale price or bid quotation is unavailable, unlisted equity securities (except preferred equity securities discussed below) are valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Funds’ fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

•	Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

•	Centrally Cleared Swaps — settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

•	Options — domestic exchange-traded single name equity options contracts are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). On the last business day of the month, the Funds will fair value the S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Valuations from foreign markets are subject to the Funds’ fair value policies described in the Prospectus.

•	Futures — current settlement price on the exchange on which the Adviser believes that, over time, they are traded most extensively. Valuations from foreign markets are subject to the Funds’ fair value policies described in the Prospectus.

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

NATIXIS FUNDS

Supplement dated April 8, 2015 to the Prospectus, dated February 1, 2015, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Growth Fund

Loomis Sayles Value Fund

Effective immediately, the fourth sentence of the first paragraph within the section “Compensation to Securities Dealers” is hereby amended as follows:

Class A, Class B and Class C shares pay an annual service fee each of 0.25% of their respective average daily net assets.

Effective immediately, the following sentence is inserted after the fifth sentence of the first paragraph within the section “Compensation to Securities Dealers”:

Admin Class shares may pay an administrative services fee at an annual rate of up to 0.25% of the average daily net assets attributable to Admin Class shares to the Distributor and/or securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

Effective immediately, the following bulleted list within the section “How Fund Shares Are Priced” is hereby amended and restated as follows:

•	Equity securities (including closed-end investment companies and exchange-traded funds), exchange traded notes, rights, and warrants — last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In the event that a sale price or bid quotation is unavailable, unlisted equity securities (except preferred equity securities discussed below) are valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Funds’ fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

•	Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

•	Centrally Cleared Swaps — settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

•	Options — domestic exchange-traded single name equity options contracts are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). On the last business day of the month, the Funds will fair value the S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Valuations from foreign markets are subject to the Funds’ fair value policies described below.

•	Futures — current settlement price on the exchange on which the Adviser believes that, over time, they are traded most extensively. Valuations from foreign markets are subject to the Funds’ fair value policies described below.

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

LOOMIS SAYLES FUNDS

Supplement dated April 8, 2015 to the Loomis Sayles Prospectuses each, dated February 1, 2015 (each a “Prospectus”), as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the bulleted list following the fourth paragraph within the sub-section “How Fund Shares Are Priced” within the section “General Information” is hereby amended and restated as follows:

•	Equity securities (including closed-end investment companies and exchange-traded funds), exchange traded notes, rights, and warrants — last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In the event that a sale price or bid quotation is unavailable, unlisted equity securities (except preferred equity securities discussed below) are valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Funds’ fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

•	Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

•	Centrally Cleared Swaps — settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

•

Options — domestic exchange-traded single name equity options contracts are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). On the last business day of the month, the Funds will fair value the S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Valuations from foreign markets are subject to the Funds’ fair value policies described in the Prospectus.

•	Futures — current settlement price on the exchange on which the Adviser believes that, over time, they are traded most extensively. Valuations from foreign markets are subject to the Funds’ fair value policies described in the Prospectus.

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

NATIXIS FUNDS

Supplement dated April 8, 2015 to the Statement of Additional Information, dated February 1, 2015 (the “SAI”), as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Global Equity and Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Growth Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles High Income Fund	Loomis Sayles Value Fund
Loomis Sayles International Bond

Effective immediately, the following bulleted list within the section “Net Asset Value” is hereby amended and restated as follows:

•	Equity securities (including closed-end investment companies and exchange-traded funds), exchange traded notes, rights, and warrants — last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In the event that a sale price or bid quotation is unavailable, unlisted equity securities (except preferred equity securities discussed below) are valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Funds’ fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

•	Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

•	Centrally Cleared Swaps — settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

•	Options — domestic exchange-traded single name equity options contracts are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). On the last business day of the month, the Funds will fair value the S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Valuations from foreign markets are subject to the Funds’ fair value policies described in the SAI.

•	Futures — current settlement price on the exchange on which the Adviser or Subadviser believes that, over time, they are traded most extensively. Valuations from foreign markets are subject to the Funds’ fair value policies described in the SAI.

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

LOOMIS SAYLES FUNDS

Supplement dated April 8, 2015 to the Loomis Sayles Statements of Additional Information, each dated

February 1, 2015 (each an “SAI”), as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, the first paragraph within the sub-section “Systematic Withdrawal Plan” under “Shareholder Services” is hereby amended and restated as follows:

A Systematic Withdrawal Plan, referred to in the Prospectuses in the section “General Information – How to Redeem Shares,” provides for monthly, quarterly, semiannual or annual withdrawal payments of $50 or more from the account of an eligible shareholder, as provided in the Prospectuses, provided that the account has a value of at least $10,000 at the time the plan is established.

Effective immediately, the bulleted list following the second paragraph within the section “Net Asset Value” is hereby amended and restated as follows:

•	Equity securities (including closed-end investment companies and exchange-traded funds), exchange traded notes, rights, and warrants — last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. In the event that a sale price or bid quotation is unavailable, unlisted equity securities (except preferred equity securities discussed below) are valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Valuations from foreign markets are subject to the Funds’ fair value policies described below. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer.

•	Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

•	Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

•	Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

•	Centrally Cleared Swaps – settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

•

Options — domestic exchange-traded single name equity options contracts are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”). On the last business day of the month, the Funds will fair value the S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Valuations from foreign markets are subject to the Funds’ fair value policies described in the SAI.

•	Futures — current settlement price on the exchange on which the Adviser or Subadviser believes that, over time, they are traded most extensively. Valuations from foreign markets are subject to the Funds’ fair value policies described in the SAI.

•	Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.